9A. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
9A. RELATED PARTY TRANSACTIONS

As of December 31, 2015 and 2014, the Company maintained notes payable and accrued interest to related parties totaling approximately $682,000 and $609,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry an annual interest rate of between 5% and 10%. Included in the short-term notes payable, related parties, on the accompanying Balance Sheet.

Certain of the Company’s directors and officers invested a total of $182,603 in the December 2014 public offering and received 8,116 shares of common stock, as well as five-year warrants to purchase an additional 4,058 shares at $22.50 per share.

Directors and Officers holding the Company’s Series B preferred stock participated in the issuance of the Company’s Series C preferred stock in the second half of 2015 by exchanging a total of $525,000 in liquidation value of Series B preferred stock and $400,000 in cash, and received 1,233 shares of Series C preferred stock and five-year warrants to purchase an additional 131,526 shares.